SEGMENT REPORTING (Tables)	12 Months Ended
Dec. 31, 2025
SEGMENT REPORTING
Schedule of company's segment information classified according to the business segments

	Business Segments
	2025
		North America	South America	Eliminations and
	Brazil Operation	Operation	Operation	Adjustments	Consolidated
Net sales	29,687,978	35,787,268	5,561,450	(1,178,164)	69,858,532
Cost of sales	(27,807,111)	(30,299,734)	(4,964,009)	1,179,815	(61,891,039)
Gross profit	1,880,867	5,487,534	597,441	1,651	7,967,493
Selling, general and administrative expenses	(952,200)	(792,172)	(167,648)	(208,774)	(2,120,794)
Other operating income (expenses)	(61,631)	14,570	12,822	(194,261)	(228,500)
Depreciation and amortization	2,144,039	1,236,636	303,439	(529)	3,683,585
Adjusted EBITDA proportional to joint ventures and associate companies*	233,865	538,073	—	—	771,938
Tax credits/provisions recovery **	—	—	—	—	—
Adjusted EBITDA	3,244,940	6,484,641	746,054	(401,913)	10,073,722
*Adjusted EBITDA proportional to joint ventures and associate companies
Operational income (Loss) before financial income (expenses) and taxes proportional to Joint Ventures and associate companies	34,747	375,842	—	—	410,589
Depreciation and amortization proportional to joint ventures and associate companies	199,118	162,231	—	—	361,349
Adjusted EBITDA proportional to joint ventures and associate companies	233,865	538,073	—	—	771,938
** Tax credits/provisions recovery: includes other non-recurring items adjusted in EBITDA.

Supplemental information:
Net sales between segments	1,178,164	—	—	—	1,178,164
Investments in associates and joint ventures	1,029,852	2,914,622	—	—	3,944,474
Total assets	35,798,486	35,468,282	4,943,445	5,477,962	81,688,175
Total liabilities	6,016,546	3,674,907	1,209,590	16,988,643	27,889,686

	Business Segments
	2024
		North America	South America	Eliminations and
	Brazil Operation	Operation	Operation	Adjustments	Consolidated
Net sales	30,217,819	31,931,433	5,758,695	(881,291)	67,026,656
Cost of sales	(26,319,344)	(27,434,949)	(4,930,715)	861,592	(57,823,416)
Gross profit	3,898,475	4,496,484	827,980	(19,699)	9,203,240
Selling, general and administrative expenses	(939,297)	(808,836)	(177,189)	(241,297)	(2,166,619)
Other operating income (expenses)	(145,527)	36,322	12,453	(595,824)	(692,576)
Depreciation and amortization	1,761,151	1,046,614	304,996	13,486	3,126,247
Adjusted EBITDA proportional to joint ventures and associate companies*	143,366	702,687	—	—	846,053
Tax credits/provisions recovery **	—	—	—	528,964	528,964
Adjusted EBITDA	4,718,168	5,473,271	968,240	(314,370)	10,845,309

*Adjusted EBITDA proportional to joint ventures and associate companies
Operational income (Loss) before financial income (expenses) and taxes proportional to Joint Ventures and associate companies	90,423	543,584	—	—	634,007
Depreciation and amortization proportional to joint ventures and associate companies	52,943	159,103	—	—	212,046
Adjusted EBITDA proportional to joint ventures and associate companies	143,366	702,687	—	—	846,053

** Tax credits/provisions recovery: includes other non-recurring items adjusted in EBITDA.

Supplemental information:
Net sales between segments	881,291	—	—	—	881,291

Investments in associates and joint ventures	1,373,663	2,848,654	—	—	4,222,317
Total assets	32,692,029	39,788,415	5,921,448	8,412,601	86,814,493
Total liabilities	10,040,090	3,468,797	1,361,551	13,770,269	28,640,707

	Business Segments
	2023
		North America	South America	Eliminations and
	Brazil Operation	Operation	Operation	Adjustments	Consolidated
Net sales	31,195,557	33,179,048	5,118,150	(576,309)	68,916,447
Cost of sales	(27,593,565)	(26,629,584)	(4,014,010)	653,167	(57,583,992)
Gross profit	3,601,992	6,549,465	1,104,140	76,858	11,332,455
Selling, general and administrative expenses	(986,448)	(793,236)	(137,203)	(290,749)	(2,207,636)
Other operating income (expenses)	(91,517)	1,592	34,604	566,351	511,030
Depreciation and amortization	1,899,158	899,407	195,030	53,617	3,047,212
Adjusted EBITDA proportional to joint ventures and associate companies*	60,073	1,048,941	409,813	—	1,518,827
Tax credits/provisions recovery **	—	—	—	(699,854)	(699,854)
Adjusted EBITDA	4,483,258	7,706,168	1,606,384	(293,777)	13,502,034

*Adjusted EBITDA proportional to joint ventures and associate companies
Operational income (Loss) before financial income (expenses) and taxes proportional to Joint Ventures and associate companies	30,432	913,114	358,115	—	1,301,661
Depreciation and amortization proportional to joint ventures and associate companies	29,641	135,826	51,698	—	217,165
Adjusted EBITDA proportional to joint ventures and associate companies	60,073	1,048,941	409,813	—	1,518,827

** Tax credits/provisions recovery: includes other non-recurring items adjusted in EBITDA.

Supplemental information:
Net sales between segments	576,309	—	—	—	576,309

Investments in associates and joint ventures	1,092,043	2,766,406	—	—	3,858,449
Total assets	28,155,384	30,108,092	4,428,996	12,192,672	74,885,144
Total liabilities	10,996,480	3,510,503	1,373,802	9,765,496	25,646,281

Schedule of income before taxes to adjusted EBITDA

Reconciliation of income before taxes to adjusted EBITDA for the year.	2025	2024	2023
Income before taxes	2,524,447	5,463,715	9,346,605
Financial result, net	1,214,621	2,023,487	1,106,122
Income before financial result and taxes	3,739,068	7,487,202	10,452,727
Depreciation and amortization	3,683,585	3,126,247	3,047,212
Results in operations with subsidiary and joint ventures	—	(808,367)	—
Impairment of financial assets	10,249	30,910	10,728
Recovery of Eletrobras Compulsory Loan	—	(100,860)	—
Impairment of assets	1,964,504	199,627	—
Equity in earnings of unconsolidated companies	(95,622)	(464,467)	(827,606)
Operational income (Loss) before financial income (expenses) and taxes proportional to Joint Ventures and associate companies	410,589	634,007	1,301,661
Depreciation and amortization proportional to joint ventures and associate companies	361,349	212,046	217,165
Tax credits/provisions recovery	—	528,964	(699,854)
Adjusted EBITDA	10,073,722	10,845,309	13,502,034

Schedule of company's geographic information classified according to the geographical region

				Geographic Area
	Brazil	North America	South America (1)	Consolidated
	2025	2025	2025	2025
Net sales	28,509,814	35,787,268	5,561,450	69,858,532
Non-current assets (2)	24,280,744	24,042,986	2,188,056	50,511,786

				Geographic Area
	Brazil	North America	South America (1)	Consolidated
	2024	2024	2024	2024
Net sales	29,336,528	31,931,433	5,758,695	67,026,656
Non-current assets (2)	23,140,462	25,939,819	2,591,478	51,671,759

				Geographic Area
	Brazil	North America	South America (1)	Consolidated
	2023	2023	2023	2023
Net sales	30,619,249	5,118,150	33,179,048	68,916,447
Non-current assets (2)	21,698,258	1,594,970	20,162,821	43,456,049
(1)	Does not include operations of Brazil
(2)	Does not include Deferred income taxes, Fair value of derivatives and Prepaid pension cost